Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			138 Months Ended	147 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013
Grant revenue	$ 1,004,211	$ 638,000	$ 2,242,812	$ 2,197,761	$ 2,657,327	$ 4,899,885	$ 5,185,257	$ 22,969,019	$ 25,211,831
Operating expenses:
Research and development	879,104	601,690	2,314,291	2,386,460	3,043,522	4,276,375	4,793,956	28,674,198	30,988,489
General and administrative	316,452	334,166	1,345,179	1,339,300	1,752,765	2,972,555	3,162,134	19,400,424	20,745,603
Total operating expenses	1,195,556	935,856	3,659,470	3,725,760	4,796,287	7,248,930	7,956,090	48,074,622	51,734,092
Loss from operations	(191,345)	(297,856)	(1,416,658)	(1,527,999)	(2,138,960)	(2,349,045)	(2,770,833)	(25,105,603)	(26,522,261)
Other income (expense):
Interest income	1,197	1,077	3,429	2,944	3,820	2,219	23,505	344,130	347,559
Interest expense								(5,669)	(5,669)
Total other income (expense)	1,197	1,077	3,429	2,944	3,820	2,219	23,505	338,461	341,890
Net loss	$ (190,148)	$ (296,779)	$ (1,413,229)	$ (1,525,055)	$ (2,135,140)	$ (2,346,826)	$ (2,747,328)	$ (24,767,142)	$ (26,180,371)
Basic and diluted:
Loss per common share (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.07)	$ (0.09)	$ (0.12)	$ (0.15)	$ (0.18)	$ (2.09)	$ (2.18)
Weighted average shares outstanding (in Shares)	21,666,610	18,497,886	20,979,675	17,400,665	18,315,669	15,735,541	15,651,308	11,871,955	12,026,183